Segment Information (Segment Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Installment loans	¥ 4,081,019	¥ 3,958,814
Investment in operating leases	1,967,178	1,868,574
Investment in securities	3,234,547	3,263,079
Property under facility operations and servicing assets	771,851	689,573
Inventories	229,229	227,359
Equity method investments	1,320,015	1,313,887
Other assets	2,226,849	2,068,768
Segment Assets	16,866,251	16,322,100	¥ 15,289,385
Operating Segment
Segment Reporting Information [Line Items]
Net investment in leases	1,167,339	1,154,986	1,087,380
Installment loans	4,081,013	3,958,539	3,904,679
Investment in operating leases	1,958,039	1,860,556	1,523,608
Investment in securities	3,234,127	3,262,971	2,850,282
Property under facility operations and servicing assets	838,424	759,055	685,829
Inventories	228,997	227,050	168,824
Advances for finance lease and operating lease	116,873	130,303	118,264
Equity method investments	1,319,707	1,313,471	1,061,986
Advances for property under facility operations	78,404	57,611	97,472
Goodwill, intangible assets acquired in business combinations	1,108,962	1,126,404	1,097,664
Other assets	2,324,742	2,171,183	2,107,824
Segment Assets	16,456,627	16,022,129	14,703,812
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Net investment in leases	569,380	567,735	566,010
Installment loans	424,370	346,840	338,361
Investment in operating leases	557,625	535,655	511,184
Investment in securities	29,690	36,683	34,270
Property under facility operations and servicing assets	43,857	17,404	18,908
Inventories	433	928	1,104
Advances for finance lease and operating lease	6,177	3,400	1,566
Equity method investments	16,375	14,984	13,416
Advances for property under facility operations	143	0	0
Goodwill, intangible assets acquired in business combinations	25,268	28,693	29,251
Other assets	211,247	224,998	249,897
Segment Assets	1,884,565	1,777,320	1,763,967
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Net investment in leases	45,810	51,978	57,587
Installment loans	30	52	0
Investment in operating leases	311,377	278,191	302,698
Investment in securities	6,209	4,036	3,894
Property under facility operations and servicing assets	175,153	165,387	170,425
Inventories	182,652	174,990	108,789
Advances for finance lease and operating lease	78,044	114,649	112,973
Equity method investments	177,956	143,751	117,040
Advances for property under facility operations	7,401	8,183	6,625
Goodwill, intangible assets acquired in business combinations	50,801	52,898	54,996
Other assets	122,860	115,972	114,153
Segment Assets	1,158,293	1,110,087	1,049,180
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Net investment in leases	1,640	1,238	1,616
Installment loans	124,411	115,629	14,225
Investment in operating leases	46,796	56,286	52,976
Investment in securities	6,117	36,729	36,058
Property under facility operations and servicing assets	53,832	41,416	51,978
Inventories	41,021	47,553	48,716
Advances for finance lease and operating lease	3	5	4
Equity method investments	148,274	118,310	28,796
Advances for property under facility operations	728	4,466	2,354
Goodwill, intangible assets acquired in business combinations	331,003	351,202	368,748
Other assets	269,119	293,813	264,395
Segment Assets	1,022,944	1,066,647	869,866
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Net investment in leases	2,092	3,104	6,723
Installment loans	3,609	2,255	2,138
Investment in operating leases	237	250	264
Investment in securities	32,032	571	1,580
Property under facility operations and servicing assets	487,241	453,252	362,043
Inventories	2,551	2,463	9,825
Advances for finance lease and operating lease	0	0	1
Equity method investments	170,946	219,018	188,436
Advances for property under facility operations	70,081	44,962	88,493
Goodwill, intangible assets acquired in business combinations	120,743	121,174	114,114
Other assets	126,643	129,385	115,912
Segment Assets	1,016,175	976,434	889,529
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Net investment in leases	0	0	0
Installment loans	12,805	11,792	18,109
Investment in operating leases	26,167	26,876	27,467
Investment in securities	2,234,453	2,236,495	1,982,573
Property under facility operations and servicing assets	0	0	0
Inventories	0	0	0
Advances for finance lease and operating lease	0	0	0
Equity method investments	35,865	29,742	17,577
Advances for property under facility operations	0	0	0
Goodwill, intangible assets acquired in business combinations	4,452	4,452	4,686
Other assets	695,492	612,570	595,793
Segment Assets	3,009,234	2,921,927	2,646,205
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Net investment in leases	0	0	0
Installment loans	2,511,736	2,378,183	2,395,340
Investment in operating leases	0	0	0
Investment in securities	305,441	311,237	289,621
Property under facility operations and servicing assets	0	0	0
Inventories	0	0	9
Advances for finance lease and operating lease	0	0	0
Equity method investments	43,934	43,601	2,006
Advances for property under facility operations	0	0	0
Goodwill, intangible assets acquired in business combinations	0	0	11,771
Other assets	283,460	201,196	255,038
Segment Assets	3,144,571	2,934,217	2,953,785
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Net investment in leases	0	0	0
Installment loans	36,119	60,468	75,914
Investment in operating leases	599,813	557,867	295,858
Investment in securities	9,387	11,960	5,112
Property under facility operations and servicing assets	28	0	0
Inventories	1,588	733	37
Advances for finance lease and operating lease	27,816	9,232	0
Equity method investments	402,567	399,061	347,508
Advances for property under facility operations	0	0	0
Goodwill, intangible assets acquired in business combinations	43,024	19,114	18,461
Other assets	111,631	111,206	66,053
Segment Assets	1,231,973	1,169,641	808,943
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Net investment in leases	451	505	483
Installment loans	652,805	699,384	747,783
Investment in operating leases	21,260	9,858	3,612
Investment in securities	487,022	509,172	384,082
Property under facility operations and servicing assets	76,469	79,747	81,291
Inventories	137	159	142
Advances for finance lease and operating lease	0	0	0
Equity method investments	54,817	61,415	87,513
Advances for property under facility operations	0	0	0
Goodwill, intangible assets acquired in business combinations	171,884	176,785	157,811
Other assets	129,094	157,459	162,167
Segment Assets	1,593,939	1,694,484	1,624,884
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Net investment in leases	0	0	0
Installment loans	0	0	0
Investment in operating leases	0	0	0
Investment in securities	86,008	82,568	76,648
Property under facility operations and servicing assets	0	0	0
Inventories	0	0	0
Advances for finance lease and operating lease	0	0	0
Equity method investments	8,578	11,907	10,213
Advances for property under facility operations	0	0	0
Goodwill, intangible assets acquired in business combinations	354,801	364,773	331,080
Other assets	219,919	202,891	194,943
Segment Assets	669,306	662,139	612,884
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Net investment in leases	547,966	530,426	454,961
Installment loans	315,128	343,936	312,809
Investment in operating leases	394,764	395,573	329,549
Investment in securities	37,768	33,520	36,444
Property under facility operations and servicing assets	1,844	1,849	1,184
Inventories	615	224	202
Advances for finance lease and operating lease	4,833	3,017	3,720
Equity method investments	260,395	271,682	249,481
Advances for property under facility operations	51	0	0
Goodwill, intangible assets acquired in business combinations	6,986	7,313	6,746
Other assets	155,277	121,693	89,473
Segment Assets	¥ 1,725,627	¥ 1,709,233	¥ 1,484,569